Secured Term Loan Facilities and Revolving Credit Facilities (Tables)	6 Months Ended
Jun. 30, 2022
Schedule of Breakdown of Secured Term Loan Facilities and Total Deferred Financing Costs Split Between Current and Non-Current Liabilities
The following table shows the breakdown of all secured term loan facilities and total deferred financing costs split between current and non-current
liabilities at December 31, 2021 and June 30, 2022:

	December 31, 2021	June 30, 2022

	(in thousands)
Current Liability
Current portion of secured term loan facilities	$151,586	$225,360
Less: current portion of deferred financing costs	(3,016)	(2,676)

Current portion of secured term loan facilities, net of deferred financing costs	$148,570	$222,684

Non-Current Liability
Secured term loan facilities and revolving credit facilities net of current portion*	$664,356	$518,516
Less: non-current portion of deferred financing costs	(4,689)	(3,454)

Non-current secured term loan facilities and revolving credit facilities, net of current portion and non-current deferred financing costs	$659,667	$515,062

*
Includes amounts relating to the Navigator Aurora Facility held within a lessor entity (for which legal ownership resides with a financial institution) that we are required to consolidate under U.S. GAAP into our financial statements as a variable interest entity. As of June 30, 2022, there was $51.6 million in borrowings outstanding under the Navigator Aurora Facility which is included in the non-current liabilites amountss due to related parties on the unaudited condesnsed consolidation balance sheet (December 31, 2021, $54.9 million.).

Senior Secured Bonds [Member]
Schedule of Breakdown of Secured Term Loan Facilities and Total Deferred Financing Costs Split Between Current and Non-Current Liabilities
The following table shows the breakdown of our senior secured bond and total deferred financing costs as of December 31, 2021 and June 30, 2022:

	December 31, 2021	June 30, 2022

	(in thousands)
Senior Secured Bond
Total Bond	$68,154	$60,713
Less deferred financing costs	(466)	(339)

Total Bond, net of deferred financing costs	$67,688	$60,374

2020 Senior Unsecured Bonds [Member]
Schedule of Breakdown of Secured Term Loan Facilities and Total Deferred Financing Costs Split Between Current and Non-Current Liabilities
The following table shows the breakdown of our senior unsecured bond and total deferred financing costs as of December 31, 2021 and June 30, 2022:

	December 31, 2021	June 30, 2022

	(in thousands)
Senior Unsecured Bond
Total Bond	$100,000	$100,000
Less deferred financing costs	(1,449)	(1,253)

Total Bond, net of deferred financing costs	$98,551	$98,747